UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 August 7, 2006

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	89

Form13F Information Table Value Total:	244437

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      320    13100 SH       SOLE                    10500              2600
3M Company                     COM              88579y101     7328    90729 SH       SOLE                    75904             14825
Allstate Corp.                 COM              020002101     5867   107196 SH       SOLE                    90841             16355
Altria Group Inc               COM              02209s103      441     6000 SH       SOLE                                       6000
AmSouth Bancorporation         COM              032165102     1473    55694 SH       SOLE                    42944             12750
American Express Co.           COM              025816109     5841   109748 SH       SOLE                    99973              9775
American Intl. Group           COM              026874107     4129    69922 SH       SOLE                    59147             10775
Ameriprise Financial Inc.      COM              03076c106      490    10960 SH       SOLE                     9430              1530
Amgen Corp.                    COM              031162100     4945    75804 SH       SOLE                    62989             12815
Anadarko Petroleum Corporation COM              032511107      273     5726 SH       SOLE                     5726
Avon Products                  COM              054303102      330    10660 SH       SOLE                     8820              1840
BP PLC Spons ADR               COM              055622104     5393    77482 SH       SOLE                    72525              4957
Bank of America Corp.          COM              060505104     6143   127718 SH       SOLE                   107218             20500
Bard (C.R.), Inc.              COM              067383109     2374    32400 SH       SOLE                    31475               925
Bell South Corp.               COM              079860102      631    17437 SH       SOLE                    16377              1060
Berkshire Hathaway Class B     COM              084670207     3283     1079 SH       SOLE                      859               220
Best Buy Co., Inc.             COM              086516101     1166    21270 SH       SOLE                    15021              6249
Bristol Myers Squibb Co.       COM              110122108      532    20575 SH       SOLE                    19075              1500
Brown & Brown Inc              COM              115236101      205     7000 SH       SOLE                     7000
C D W Corporation              COM              12512n105     3006    55004 SH       SOLE                    45404              9600
CVS Corp.                      COM              126650100     4214   137279 SH       SOLE                   126020             11259
Chevron Corp.                  COM              166764100     6041    97343 SH       SOLE                    80649             16694
Cisco Systems, Inc.            COM              17275r102     2870   146944 SH       SOLE                   133314             13630
Citigroup Inc.                 COM              172967101      910    18856 SH       SOLE                    15198              3658
Coca Cola Co.                  COM              191216100     2861    66510 SH       SOLE                    62160              4350
ConocoPhillips                 COM              20825c104     8564   130685 SH       SOLE                   108227             22458
Constellation Brands           COM              21036p108     5019   200750 SH       SOLE                   167165             33585
Costco Wholesale Corp.         COM              22160k105     5988   104808 SH       SOLE                    89158             15650
Danaher Corporation            COM              235851102     2251    34990 SH       SOLE                    28990              6000
Devon Energy Corporation       COM              25179m103     2116    35035 SH       SOLE                    32050              2985
Disney (Walt) Co.              COM              254687106     5372   179083 SH       SOLE                   160333             18750
Dresser-Rand Group             COM              261608103      781    33265 SH       SOLE                    27445              5820
DuPont                         COM              263534109      203     4875 SH       SOLE                     4875
Emerson Electric Co.           COM              291011104     2698    32197 SH       SOLE                    25547              6650
Exxon Mobil Corp.              COM              30231G102     7619   124182 SH       SOLE                   104980             19202
Fiserv Incorporated            COM              337738108     3065    67577 SH       SOLE                    55587             11990
Gannett Co. Inc.               COM              364730101     1274    22780 SH       SOLE                    20530              2250
General Electric Co.           COM              369604103     9815   297800 SH       SOLE                   249524             48276
Goldman Sachs Group            COM              38141g104     1412     9385 SH       SOLE                     8685               700
Goodrich Corporation           COM              382388106     2258    56050 SH       SOLE                    44950             11100
Harrah's Entertainment Inc.    COM              413619107     3251    45675 SH       SOLE                    39275              6400
Hewlett Packard Co             COM              428236103     4261   134486 SH       SOLE                   117235             17251
Home Depot Inc.                COM              437076102     5582   155976 SH       SOLE                   115401             40575
Honeywell Intl Inc.            COM              438516106     1666    41340 SH       SOLE                    36570              4770
Int'l Business Machines Corp.  COM              459200101     2154    28042 SH       SOLE                    21912              6130
Intel Corp.                    COM              458140100     1443    75948 SH       SOLE                    67598              8350
JP Morgan Chase & Co           COM              46625H100      721    17171 SH       SOLE                    17171
Johnson & Johnson              COM              478160104     8926   148962 SH       SOLE                   133437             15525
Kimberly - Clark               COM              494368103      706    11437 SH       SOLE                     3737              7700
Lincoln National Corporation   COM              534187109     1229    21775 SH       SOLE                    19285              2490
Lowe's Cos.                    COM              548661107      547     9012 SH       SOLE                     8637               375
Medco Health Solutions         COM              58405u102     6550   114346 SH       SOLE                   100699             13647
Medtronic, Inc.                COM              585055106     3606    76855 SH       SOLE                    64050             12805
Merck & Co. Inc.               COM              589331107     1950    53517 SH       SOLE                    49517              4000
Microsoft Corp.                COM              594918104     2481   106489 SH       SOLE                    95364             11125
Morgan Stanley                 COM              617446448     6550   103629 SH       SOLE                    98500              5129
Motorola Inc.                  COM              620076109      321    15918 SH       SOLE                    12618              3300
Murphy Oil Corp.               COM              626717102     4695    84050 SH       SOLE                    66200             17850
Mylan Laboratories             COM              628530107      408    20385 SH       SOLE                    20385
Nokia Corporation              COM              654902204      241    11916 SH       SOLE                    11916
Novo-Nordisk ADR               COM              670100205     1245    19575 SH       SOLE                    15315              4260
Oracle Corporation             COM              68389X105      168    11575 SH       SOLE                    11225               350
Pepsico Inc.                   COM              713448108     1538    25615 SH       SOLE                    22315              3300
Pfizer, Inc.                   COM              717081103     3513   149686 SH       SOLE                   133095             16591
Procter & Gamble               COM              742718109     5537    99584 SH       SOLE                    91764              7820
Schering-Plough                COM              806605101      634    33318 SH       SOLE                    28018              5300
Schlumberger Ltd.              COM              806857108     2660    40850 SH       SOLE                    39000              1850
Scotts Miracle-Gro Co.         COM              810186106     1468    34685 SH       SOLE                    30785              3900
St. Joe Company                COM              790148100      255     5485 SH       SOLE                     4285              1200
Standard & Poor's Dep. Rcpts.  COM              78462f103      436     3425 SH       SOLE                     3425
Stryker Corp.                  COM              863667101     2648    62885 SH       SOLE                    55745              7140
SunTrust Banks Inc.            COM              867914103     1580    20715 SH       SOLE                    16615              4100
TJX Companies Inc              COM              872540109     5462   238922 SH       SOLE                   200772             38150
Time Warner Inc.               COM              887317105      731    42265 SH       SOLE                    34800              7465
U. S. Bancorp                  COM              902973304     3221   104320 SH       SOLE                    99220              5100
UTI Worldwide Inc.             COM              g87210103      727    28800 SH       SOLE                    24245              4555
Union Pacific Corp.            COM              907818108      473     5090 SH       SOLE                     4690               400
United Parcel Service Cl B     COM              911312106     6236    75748 SH       SOLE                    63398             12350
United Technologies Corp.      COM              913017109     5663    89300 SH       SOLE                    82500              6800
Verizon Communications         COM              92343v104      350    10459 SH       SOLE                     9384              1075
Wachovia Corporation           COM              929903102     3464    64058 SH       SOLE                    52299             11759
Wal-Mart Stores                COM              931142103      753    15622 SH       SOLE                    14622              1000
Walgreen Co.                   COM              931422109      406     9056 SH       SOLE                     7056              2000
Washington Mutual Inc          COM              939322103      325     7124 SH       SOLE                     7124
WellPoint Inc.                 COM              94973v107     2658    36530 SH       SOLE                    34780              1750
Wells Fargo & Co.              COM              949746101     1407    20980 SH       SOLE                    18305              2675
Wendy's Intl                   COM              950590109     2865    49150 SH       SOLE                    40875              8275
Wireless Holdings Group, Inc.  COM              97654E104        1    45000 SH       SOLE                    45000
Wyeth                          COM              983024100     1223    27542 SH       SOLE                    17342             10200